Long-Term Debt (Details) - Schedule of long-term debt - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Long Term Debt [Abstract]
Convertible Promissory Note	$ 50,000
Series 2022-1 Notes		20,833
Total	50,000	20,833	10,000
Less: unamortized debt issuance costs	(330)	(191)	(589)
Less: current portion		(10,000)	(8,000)
Long-term debt, net of unamortized debt issuance and current portion	$ 49,670	$ 10,642	$ 1,411